Trade Receivables and Allowance for Doubtful Accounts	6 Months Ended
Jun. 30, 2023
Trade Receivables and Allowance for Doubtful Accounts [Abstract]
Trade Receivables and Allowance for Doubtful Accounts

NOTE G — Trade Receivables and Allowance for Doubtful Accounts

Trade receivables, net as of June 30, 2023 (Successor) and December 31, 2022 (Predecessor) comprise the following balances:

	June 30, 2023 (Successor)	December 31, 2022 (Predecessor)
Trade Receivables, gross	$—	$352
Allowance for Doubtful Accounts	—	—
Trade Receivables, net	$—	$352

During the period from January 1, 2023 through June 7, 2023 (Predecessor) and the period from June 8, 2023 through June 30, 2023 (Successor), the Company recorded bad debt expense associated with its allowance for doubtful accounts equal to $352 and $0 within General and Administrative on the Consolidated Statement of Operations and Comprehensive Loss, respectively. During the three month and six month periods ended June 30, 2022 (Predecessor), the Company recorded bad debt expense associated with its allowance for doubtful accounts equal to $0 and $0 within General and Administrative on the Consolidated Statement of Operations and Comprehensive Loss, respectively.